Recently Effective and Forthcoming IFRS Accounting Standards	6 Months Ended
Jun. 30, 2026
Recently Effective and Forthcoming IFRS Accounting Standards [Abstract]
Recently Effective and Forthcoming IFRS Accounting Standards

Note 2 —Recently Effective and Forthcoming IFRS Accounting Standards

The Group applied the Amendments to IFRS 9 and IFRS 7 — Classification and Measurement of Financial Instruments; the Amendments to IFRS 9 and IFRS 7 — Contracts Referencing Nature-dependent Electricity; and Annual Improvements to IFRS Accounting Standards — Volume 11 from January 1, 2026. Based on the assessment completed to date, these amendments did not have a material impact on the amounts recognized, measured or presented in these interim financial statements.

For financial liabilities settled through electronic payment systems, the Group applies the early-derecognition exception only when it has no practical ability to withdraw, stop or cancel the payment instruction, has no practical ability to access the cash used for settlement, and the settlement risk associated with the system is insignificant. This policy is applied consistently to all settlements made through the same electronic payment system. Where those conditions are not met, the liability is derecognized when it is extinguished.

IFRS 18, Presentation and Disclosure in Financial Statements, is effective for annual periods beginning on or after January 1, 2027. The Group has not early adopted IFRS 18 and continues to assess its effects on the structure of the statement of profit or loss, aggregation and disaggregation, management-defined performance measures and related disclosures.